Property, plant and equipment - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	€ 22,645	€ 19,586	€ 16,853
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	17,300	12,000
R&D expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	3,900	6,300
Marketing and distribution expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	500	700
General and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	€ 400	€ 400
Minimum | Buildings, leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Minimum | Machinery, laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Minimum | Furniture, fittings and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum | Hardware
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Maximum | Buildings, leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Maximum | Machinery, laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	15 years
Maximum | Furniture, fittings and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Hardware
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years